Long-Term Investments (Tables)	12 Months Ended
Mar. 31, 2025
Long-Term Investments [Abstract]
Schedule of Long-Term Investments

As of March 31, 2025 and 2024, Long-term investments comprised of the following:

	March 31,	March 31,
	2025	2024

Investment in Nekcom	$15,364,229	$-
Investment in Cloudshelf Limited	71,045	71,045
Total	$15,435,274	$71,045